The NORTH CAROLINA
   Tax Free Bond Fund-----------------------------------------------------------
                   Post Office Box 5354 Cincinnati, Ohio 45201-5354 800.841.0987




December 1, 1998


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Albemarle Investment Trust (the "Trust")
     File Nos. 33-13133

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 28 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 28 has been filed electronically.

Very truly yours,

/s/ Marcus L. Collins

Marcus L. Collins
Secretary








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